Vanguard U.S . Multifactor ETF

Schedule of Investments (unaudited)
As of February 28, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)
Basic Materials (5.3%)
Dow Inc.	8,652	513
Reliance Steel & Aluminum Co.	2,456	325
Newmont Corp.	5,888	320
Southern Copper Corp.	4,184	298
UFP Industries Inc.	3,831	234
Boise Cascade Co.	4,406	220
* Freeport-McMoRan Inc.	5,598	190
Celanese Corp. Class A	1,190	165
Linde plc	610	149
Timken Co.	1,840	144
International Paper Co.	2,467	123
FMC Corp.	1,072	109
Rexnord Corp.	2,149	97
Scotts Miracle -Gro Co.	430	92
Tredegar Corp.	5,983	91
Stepan Co.	631	76
* AdvanSix Inc.	2,504	70
Fastenal Co.	1,439	67
LyondellBasell Industries NV Class A	644	66
Materion Corp.	917	63
Commercial Metals Co.	2,443	61
Schweitzer-Mauduit International Inc.	1,314	61
Nucor Corp.	961	58
Steel Dynamics Inc.	1,349	56
Cabot Corp.	908	45
Worthington Industries Inc.	551	35
Valvoline Inc.	1,053	26
GrafTech International Ltd.	2,069	24
Compass Minerals International Inc.	344	22
Innospec Inc.	146	15
* GCP Applied Technologies Inc.	583	14
* Fortitude Gold Corp.	377	1
		3,830
Consumer Discretionary (24.7%)
Target Corp.	4,216	773
eBay Inc.	13,302	751
Walmart Inc.	5,676	737
Electronic Arts Inc.	4,184	561
General Motors Co.	8,276	425
Lowe's Cos. Inc.	2,599	415
* Discovery Inc. Class A	6,415	340
Rent-A-Center Inc.	5,390	311
* Hibbett Sports Inc.	4,540	292
* Sleep Number Corp.	1,903	261

Williams-Sonoma Inc.	1,980	260
Citi Trends Inc.	3,210	250
* Etsy Inc.	1,115	246
Costco Wholesale Corp.	713	236
Lithia Motors Inc. Class A	601	225
Hanesbrands Inc.	12,094	214
Whirlpool Corp.	1,106	210
Dollar General Corp.	1,086	205
NIKE Inc. Class B	1,518	205
* L Brands Inc.	3,608	197
Qurate Retail Group Inc. QVC Group Class A	15,228	189
Lennar Corp. Class A	2,193	182
* Lakeland Industries Inc.	5,773	181
Fortune Brands Home & Security Inc.	2,161	180
Big Lots Inc.	2,783	177
International Game Technology plc	9,667	177
* Deckers Outdoor Corp.	536	175
Gentex Corp.	4,851	172
* Clean Energy Fuels Corp.	13,136	171
* MarineMax Inc.	3,796	170
Activision Blizzard Inc.	1,751	167
Lear Corp.	981	163
Buckle Inc.	4,154	160
Thor Industries Inc.	1,358	159
* Stamps.com Inc.	850	155
Group 1 Automotive Inc.	1,011	154
* Liquidity Services Inc.	9,521	149
* MSG Networks Inc.	8,601	146
Travel & Leisure Co.	2,400	145
* AutoNation Inc.	1,887	142
* Lululemon Athletica Inc.	453	141
Johnson Outdoors Inc. Class A	1,139	137
* Take-Two Interactive Software Inc.	743	137
Sonic Automotive Inc. Class A	2,970	137
Dick's Sporting Goods Inc.	1,897	135
* Malibu Boats Inc. Class A	1,801	134
PulteGroup Inc.	2,974	134
* BJ's Wholesale Club Holdings Inc.	3,275	132
* iRobot Corp.	1,057	131
Best Buy Co. Inc.	1,289	129
Garmin Ltd.	985	122
ODP Corp.	3,138	120
La-Z-Boy Inc.	2,778	118
* AMC Networks Inc. Class A	1,785	117
* NVR Inc.	26	117
* Zumiez Inc.	2,583	116
* 1-800-Flowers.com Inc. Class A	4,099	116
* Gentherm Inc.	1,622	115
* Dana Inc.	4,754	113
Haverty Furniture Cos. Inc.	3,121	113
News Corp. Class B	4,900	112
* Peloton Interactive Inc. Class A	915	110
* Turtle Beach Corp.	3,679	110
* American Public Education Inc.	3,637	107
* Century Communities Inc.	1,914	106
Home Depot Inc.	408	105
* Central Garden & Pet Co. Class A	2,518	105

* MasterCraft Boat Holdings Inc.	3,978	102
Murphy USA Inc.	815	102
Tractor Supply Co.	631	100
Foot Locker Inc.	2,076	100
Newell Brands Inc.	4,297	100
* Asbury Automotive Group Inc.	579	98
* O'Reilly Automotive Inc.	219	98
Polaris Inc.	815	96
HNI Corp.	2,684	96
Shoe Carnival Inc.	1,915	94
* Rh	191	94
KB Home	2,293	93
* Vera Bradley Inc.	9,594	91
* Crocs Inc.	1,180	91
* GoPro Inc. Class A	11,609	87
* VOXX International Corp.	4,151	86
News Corp. Class A	3,660	86
Kontoor Brands Inc.	2,010	85
* Universal Electronics Inc.	1,446	84
Ethan Allen Interiors Inc.	3,207	82
Estee Lauder Cos. Inc. Class A	285	81
* Purple Innovation Inc. Class A	2,198	81
Rush Enterprises Inc. Class A	1,894	80
Kohl's Corp.	1,427	79
Acushnet Holdings Corp.	1,854	78
New York Times Co. Class A	1,457	75
Herman Miller Inc.	1,939	74
* Beazer Homes USA Inc.	4,105	73
Penske Automotive Group Inc.	1,051	71
* Lands' End Inc.	2,152	71
Tapestry Inc.	1,672	70
* Mohawk Industries Inc.	399	70
Toll Brothers Inc.	1,263	67
* American Axle & Manufacturing Holdings Inc.	6,749	66
* LKQ Corp.	1,603	63
* XPEL Inc.	1,304	63
Callaway Golf Co.	2,252	63
Abercrombie & Fitch Co.	2,290	63
* Meritage Homes Corp.	721	61
PriceSmart Inc.	609	59
* Duluth Holdings Inc.	4,135	58
Movado Group Inc.	2,524	58
* Gap Inc.	2,270	57
PROG Holdings Inc.	1,109	55
Advance Auto Parts Inc.	342	55
* YETI Holdings Inc.	784	54
Steven Madden Ltd.	1,434	53
* Perdoceo Education Corp.	3,711	48
* Tri Pointe Homes Inc.	2,423	46
Del Taco Restaurants Inc.	4,585	46
* Copart Inc.	420	46
BorgWarner Inc.	964	43
* Conn's Inc.	2,965	42
* Sonos Inc.	1,053	41
* Dorman Products Inc.	404	40
* CarParts.com Inc.	2,239	40
MDC Holdings Inc.	698	39

* Stitch Fix Inc. Class A	515	39
* Ollie's Bargain Outlet Holdings Inc.	406	34
* Skyline Champion Corp.	702	31
Strategic Education Inc.	298	27
Carter's Inc.	281	23
* Urban Outfitters Inc.	472	16
* Laureate Education Inc. Class A	1,116	15
ViacomCBS Inc. Class B	234	15
* Lions Gate Entertainment Corp. Class A	1,021	15
		18,006
Consumer Staples (5.9%)
Walgreens Boots Alliance Inc.	12,092	580
Kroger Co.	10,204	329
General Mills Inc.	5,499	303
McKesson Corp.	1,648	279
* Monster Beverage Corp.	2,054	180
Kraft Heinz Co.	4,499	164
Weis Markets Inc.	2,717	145
CVS Health Corp.	2,130	145
Ingles Markets Inc. Class A	2,733	142
* Helen of Troy Ltd.	655	142
SpartanNash Co.	7,697	140
* Boston Beer Co. Inc. Class A	134	138
J M Smucker Co.	1,221	137
* Darling Ingredients Inc.	2,099	132
B&G Foods Inc.	4,212	128
AmerisourceBergen Corp. Class A	1,258	127
PetMed Express Inc.	3,236	112
Lancaster Colony Corp.	642	112
* Herbalife Nutrition Ltd.	2,283	103
Flowers Foods Inc.	4,100	89
* Hain Celestial Group Inc.	2,112	89
Vector Group Ltd.	6,014	82
Ingredion Inc.	870	78
Corteva Inc.	1,678	76
Casey's General Stores Inc.	360	73
Procter & Gamble Co.	430	53
Edgewell Personal Care Co.	1,688	52
National Beverage Corp.	902	43
* Sprouts Farmers Market Inc.	2,028	43
Medifast Inc.	126	32
ACCO Brands Corp.	3,700	30
Core-Mark Holding Co. Inc.	708	23
Molson Coors Beverage Co. Class B	501	22
		4,323
Energy (2.0%)
* Renewable Energy Group Inc.	2,470	192
* EQT Corp.	8,078	144
* Bonanza Creek Energy Inc.	4,378	140
* Range Resources Corp.	10,941	105
SunCoke Energy Inc.	16,416	105
Antero Midstream Corp.	11,757	104
* CONSOL Energy Inc.	8,919	96
* First Solar Inc.	1,135	92
Patterson-UTI Energy Inc.	12,133	90
Baker Hughes Co. Class A	3,651	89

Arcosa Inc.	1,492	85
Cabot Oil & Gas Corp.	3,647	68
Archrock Inc.	6,062	62
* CNX Resources Corp.	4,356	55
World Fuel Services Corp.	1,763	55
		1,482
Financials (16.2%)
T. Rowe Price Group Inc.	3,668	595
JPMorgan Chase & Co.	3,308	487
Goldman Sachs Group Inc.	1,173	375
Ameriprise Financial Inc.	1,540	341
BlackRock Inc.	442	307
Allstate Corp.	2,851	304
Associated Banc-Corp	13,383	270
Flagstar Bancorp Inc.	5,802	252
Bank of NT Butterfield & Son Ltd.	6,431	235
Hope Bancorp Inc.	17,657	232
First Citizens BancShares Inc. Class A	311	230
Progressive Corp.	2,634	226
Stifel Financial Corp.	3,576	218
BankUnited Inc.	5,298	213
Popular Inc.	3,073	205
S&P Global Inc.	614	202
Western Alliance Bancorp	2,051	188
Jefferies Financial Group Inc.	6,452	187
HomeStreet Inc.	4,080	175
FNB Corp.	14,723	174
Fulton Financial Corp.	10,904	169
Citizens Financial Group Inc.	3,806	165
Aon plc Class A	723	165
M&T Bank Corp.	1,075	162
CNO Financial Group Inc.	6,559	158
Primerica Inc.	1,110	157
Moody's Corp.	558	153
HCI Group Inc.	2,540	147
First Hawaiian Inc.	5,204	145
Nelnet Inc. Class A	1,950	142
First Bancorp	3,451	139
Trustmark Corp.	4,404	133
Hilltop Holdings Inc.	3,896	129
Investors Bancorp Inc.	9,613	128
Home BancShares Inc.	5,106	125
Bank of Hawaii Corp.	1,419	124
MetLife Inc.	2,092	121
Aflac Inc.	2,512	120
Morningstar Inc.	510	114
Zions Bancorp NA	2,071	110
KeyCorp	5,280	106
Simmons First National Corp. Class A	3,577	105
Renasant Corp.	2,627	103
UMB Financial Corp.	1,198	101
First Interstate BancSystem Inc. Class A	2,225	101
Park National Corp.	810	100
SLM Corp.	6,346	100
TriCo Bancshares	2,243	97
Bank of New York Mellon Corp.	2,230	94
Northern Trust Corp.	986	94

Equitable Holdings Inc.	3,160	93
Hanmi Financial Corp.	5,347	92
Old National Bancorp	5,042	91
Commerce Bancshares Inc.	1,233	91
Affiliated Managers Group Inc.	648	91
B Riley Financial Inc.	1,359	89
Stewart Information Services Corp.	1,831	86
International Bancshares Corp.	1,940	85
* SVB Financial Group	166	84
Washington Federal Inc.	2,758	83
Raymond James Financial Inc.	680	79
Radian Group Inc.	3,843	78
ServisFirst Bancshares Inc.	1,385	69
Great Western Bancorp Inc.	2,550	68
Atlantic Union Bankshares Corp.	1,858	68
Globe Life Inc.	728	68
Washington Trust Bancorp Inc.	1,326	63
OFG Bancorp	3,238	63
Bryn Mawr Bank Corp.	1,574	60
Voya Financial Inc.	985	59
Banner Corp.	1,109	57
PacWest Bancorp	1,545	56
Virtu Financial Inc. Class A	2,010	55
Eagle Bancorp Inc.	1,091	53
Federated Hermes Inc. Class B	1,977	53
Cohen & Steers Inc.	805	52
Federal Agricultural Mortgage Corp. Class C	595	51
BancFirst Corp.	773	49
Franklin Resources Inc.	1,822	48
Central Pacific Financial Corp.	2,067	47
* StoneX Group Inc.	803	46
WesBanco Inc.	1,411	46
City Holding Co.	591	44
State Street Corp.	593	43
Artisan Partners Asset Management Inc. Class A	881	42
Allegiance Bancshares Inc.	1,087	41
First Busey Corp.	1,706	39
TrustCo Bank Corp. NY	5,209	36
Walker & Dunlop Inc.	306	31
Hanover Insurance Group Inc.	247	29
BOK Financial Corp.	325	28
Bank OZK	480	20
Assured Guaranty Ltd.	446	20
AMERISAFE Inc.	323	19
Assurant Inc.	141	17
Erie Indemnity Co. Class A	63	15
Umpqua Holdings Corp.	861	15
Universal Insurance Holdings Inc.	972	15
		11,850
Health Care (9.9%)
* HCA Healthcare Inc.	3,407	586
UnitedHealth Group Inc.	1,252	416
Humana Inc.	1,084	412
Anthem Inc.	1,189	360
Johnson & Johnson	2,245	356
AbbVie Inc.	2,652	286
Gilead Sciences Inc.	4,602	283

	Cigna Corp.	1,273	267
	Bristol-Myers Squibb Co.	3,763	231
*	Biogen Inc.	749	204
	Abbott Laboratories	1,600	192
*	United Therapeutics Corp.	1,137	190
*	Medpace Holdings Inc.	1,157	188
*	Emergent BioSolutions Inc.	1,901	183
	Agilent Technologies Inc.	1,463	179
*	Jazz Pharmaceuticals plc	1,012	170
*	Corcept Therapeutics Inc.	6,754	170
	Eli Lilly and Co.	747	153
*	Triple-S Management Corp. Class B	5,923	150
*	ModivCare Inc.	977	125
*	Masimo Corp.	479	120
*	Molina Healthcare Inc.	528	114
	Thermo Fisher Scientific Inc.	247	111
*	DaVita Inc.	1,023	104
	Patterson Cos. Inc.	3,258	101
*,^	Retractable Technologies Inc.	6,310	99
*	Amedisys Inc.	390	99
	West Pharmaceutical Services Inc.	340	95
	Cardinal Health Inc.	1,818	94
*	Quidel Corp.	554	91
	Cerner Corp.	1,289	89
	Pfizer Inc.	2,587	87
*	LHC Group Inc.	413	75
*	Meridian Bioscience Inc.	3,283	69
*	Amneal Pharmaceuticals Inc.	12,774	69
*	Henry Schein Inc.	1,111	69
	Chemed Corp.	145	65
*	Catalyst Pharmaceuticals Inc.	16,308	63
*	Align Technology Inc.	107	61
*	Supernus Pharmaceuticals Inc.	1,905	51
*	Vertex Pharmaceuticals Inc.	240	51
*	AdaptHealth Corp. Class A	1,360	42
*	Universal Health Services Inc. Class B	331	41
	Quest Diagnostics Inc.	312	36
*	ABIOMED Inc.	105	34
*	Exelixis Inc.	1,434	31
	ResMed Inc.	158	30
*	OPKO Health Inc.	6,655	30
*	Laboratory Corp. of America Holdings	123	30
*	Tenet Healthcare Corp.	511	26
	Healthcare Services Group Inc.	881	25
	Ensign Group Inc.	186	15
*	NextGen Healthcare Inc.	795	15
*	Hologic Inc.	202	15
*	Merit Medical Systems Inc.	238	13
			7,261
Industrials (20.7%)
	Eaton Corp. plc	3,585	467
	Cummins Inc.	1,499	380
	FedEx Corp.	1,401	357
	United Parcel Service Inc. Class B	2,132	336
	3M Co.	1,597	280
	Johnson Controls International plc	4,385	245
	AGCO Corp.	1,864	241

Deere & Co.	685	239
* Zebra Technologies Corp.	450	225
DuPont de Nemours Inc.	3,178	223
* TopBuild Corp.	1,110	211
Old Dominion Freight Line Inc.	946	203
Simpson Manufacturing Co. Inc.	2,070	202
Accenture plc Class A	784	197
Caterpillar Inc.	883	191
* Crown Holdings Inc.	1,977	189
Kforce Inc.	3,625	186
Werner Enterprises Inc.	4,189	180
* Generac Holdings Inc.	543	179
* United Rentals Inc.	588	175
Ryder System Inc.	2,497	169
Primoris Services Corp.	5,052	169
Brunswick Corp.	1,913	169
Snap-on Inc.	830	169
Emerson Electric Co.	1,930	166
* Saia Inc.	815	163
* Great Lakes Dredge & Dock Corp.	10,521	160
Greenbrier Cos. Inc.	3,353	158
CSW Industrials Inc.	1,256	158
* Trex Co. Inc.	1,712	157
Regal Beloit Corp.	1,143	156
* Gibraltar Industries Inc.	1,741	152
Illinois Tool Works Inc.	729	147
Sherwin-Williams Co.	215	146
DHT Holdings Inc.	25,674	143
Hubbell Inc. Class B	807	143
CAI International Inc.	3,195	141
ManpowerGroup Inc.	1,487	140
Norfolk Southern Corp.	543	137
PACCAR Inc.	1,503	137
ITT Inc.	1,641	136
Quanex Building Products Corp.	5,478	133
Dover Corp.	1,065	131
Argan Inc.	2,585	129
* Textainer Group Holdings Ltd.	4,907	128
Schneider National Inc. Class B	5,486	127
Astec Industries Inc.	1,864	127
* TriNet Group Inc.	1,536	123
Hyster-Yale Materials Handling Inc.	1,424	122
EMCOR Group Inc.	1,237	120
Myers Industries Inc.	5,331	118
MSC Industrial Direct Co. Inc. Class A	1,369	118
Columbus McKinnon Corp.	2,331	117
Owens Corning	1,403	114
Westrock Co.	2,602	113
* Modine Manufacturing Co.	7,899	110
* SPX Corp.	1,925	107
* Kelly Services Inc. Class A	5,038	105
Pentair plc	1,874	105
Oshkosh Corp.	985	104
* Covenant Transportation Group Inc. Class A	5,632	102
Landstar System Inc.	634	102
Encore Wire Corp.	1,528	100
* Hub Group Inc. Class A	1,734	100

*	FARO Technologies Inc.	1,053	98
	Marten Transport Ltd.	6,021	97
*	Keysight Technologies Inc.	679	96
	Franklin Electric Co. Inc.	1,262	95
*,1 API Group Corp.		5,075	94
	Quanta Services Inc.	1,116	94
*	Sykes Enterprises Inc.	2,258	92
*	Titan Machinery Inc.	3,755	92
	Triton International Ltd.	1,587	92
	Watts Water Technologies Inc. Class A	789	90
*	FTI Consulting Inc.	772	88
	Acuity Brands Inc.	713	88
*	Construction Partners Inc. Class A	2,884	83
	AAON Inc.	1,077	83
	Kronos Worldwide Inc.	5,656	82
	Knight-Swift Transportation Holdings Inc.	1,879	81
	JB Hunt Transport Services Inc.	552	81
	Badger Meter Inc.	746	81
	Shyft Group Inc.	2,427	80
*	Berry Global Group Inc.	1,433	79
	ArcBest Corp.	1,308	77
	UniFirst Corp.	318	77
	Ennis Inc.	3,866	77
*	MYR Group Inc.	1,291	76
	MKS Instruments Inc.	460	76
	Watsco Inc.	312	76
	Graphic Packaging Holding Co.	4,632	73
	Kadant Inc.	421	73
	Federal Signal Corp.	2,002	73
	Resources Connection Inc.	5,652	72
	WW Grainger Inc.	191	71
	Robert Half International Inc.	909	71
	International Seaways Inc.	4,020	70
*	Blue Bird Corp.	2,841	69
*	Masonite International Corp.	616	68
*	Sterling Construction Co. Inc.	2,947	67
	MSA Safety Inc.	415	67
*	XPO Logistics Inc.	560	65
	Costamare Inc.	6,680	64
	EVERTEC Inc.	1,604	62
*	Atlas Air Worldwide Holdings Inc.	1,117	62
	Rockwell Automation Inc.	252	61
	Patrick Industries Inc.	708	56
*	Beacon Roofing Supply Inc.	1,136	54
	McGrath RentCorp	692	54
*	MasTec Inc.	606	53
	Kansas City Southern	247	52
*	Vectrus Inc.	919	50
	Standex International Corp.	461	45
*	Proto Labs Inc.	306	45
	Wabash National Corp.	2,648	44
	ABM Industries Inc .	976	42
	Kennametal Inc.	1,115	42
*	Atkore Inc.	559	38
	ManTech International Corp. Class A	470	37
	Genco Shipping & Trading Ltd.	3,238	34
	Silgan Holdings Inc.	850	32

* WESCO International Inc.	391	31
Exponent Inc.	314	30
Packaging Corp. of America	214	28
Louisiana-Pacific Corp.	538	26
ADT Inc.	3,257	25
Comfort Systems USA Inc.	387	24
MAXIMUS Inc.	291	24
* ShotSpotter Inc.	533	22
* Vicor Corp.	227	22
* Echo Global Logistics Inc.	783	22
Valmont Industries Inc.	88	21
* SPX FLOW Inc.	337	21
Deluxe Corp.	490	19
* Dorian LPG Ltd.	1,507	19
* Installed Building Products Inc.	165	18
* Acacia Research Corp.	1,932	14
Nordic American Tankers Ltd.	4,586	14
		15,148
Real Estate (0.1%)
* CBRE Group Inc. Class A	683	52
St. Joe Co.	548	27
		79
Technology (13.4%)
* Micron Technology Inc.	5,733	525
Apple Inc.	4,097	497
Applied Materials Inc.	3,739	442
KLA Corp.	1,239	386
Intel Corp.	5,870	357
* Facebook Inc. Class A	1,323	341
Cognizant Technology Solutions Corp. Class A	4,094	301
* Advanced Micro Devices Inc.	3,427	290
QUALCOMM Inc.	2,021	275
Texas Instruments Inc.	1,490	257
Lam Research Corp.	418	237
Teradyne Inc.	1,716	221
* Diodes Inc.	2,622	206
Intuit Inc.	522	204
* Adobe Inc.	422	194
* Synaptics Inc.	1,324	177
International Business Machines Corp.	1,478	176
Microsoft Corp.	699	162
NVIDIA Corp.	293	161
* Qorvo Inc.	917	160
* II-VI Inc.	1,865	157
Skyworks Solutions Inc.	868	154
Jabil Inc.	3,566	154
Shutterstock Inc.	1,645	145
* TechTarget Inc.	1,709	143
* Dell Technologies Inc.	1,663	135
Simulations Plus Inc.	1,864	134
Vishay Intertechnology Inc.	5,573	133
Oracle Corp.	1,974	127
* Lattice Semiconductor Corp.	2,449	118
PC Connection Inc.	2,535	117
* FormFactor Inc.	2,541	115
NetApp Inc.	1,769	111

* Nuance Communications Inc.	2,385	106
* Alphabet Inc. Class A	52	105
* Verint Systems Inc.	2,069	102
Monolithic Power Systems Inc.	271	102
Computer Programs and Systems Inc.	3,067	96
* Super Micro Computer Inc.	2,804	92
* Mitek Systems Inc.	5,985	91
* Synopsys Inc.	347	85
* Cadence Design Systems Inc.	581	82
SYNNEX Corp.	912	81
* Photronics Inc.	6,808	81
* ePlus Inc.	831	79
* Qualys Inc.	805	78
HP Inc.	2,564	74
* SPS Commerce Inc.	720	73
* A10 Networks Inc.	7,422	69
* TrueCar Inc.	12,629	68
* Manhattan Associates Inc.	529	65
* F5 Networks Inc.	342	65
* Sanmina Corp.	1,804	64
* IAC/InterActiveCorp	258	63
* IPG Photonics Corp.	270	61
* Fabrinet	672	59
* Rambus Inc.	2,584	54
* Calix Inc.	1,328	52
* Plexus Corp.	624	52
Power Integrations Inc.	593	52
* Axcelis Technologies Inc.	1,399	52
* Covetrus Inc.	1,332	50
* Perficient Inc.	827	46
* NetScout Systems Inc.	1,345	38
* Alphabet Inc. Class C	17	35
Avnet Inc.	755	29
* NCR Corp.	782	27
Citrix Systems Inc.	195	26
Amkor Technology Inc.	1,007	24
Vertiv Holdings Co. Class A	1,033	22
CDW Corp.	130	20
* ScanSource Inc.	548	16
VirnetX Holding Corp.	2,139	15
* Paycom Software Inc.	36	14
* OneSpan Inc.	572	13
		9,790
Telecommunications (1.5%)
* NETGEAR Inc.	5,508	220
Verizon Communications Inc.	3,540	196
Cisco Systems Inc.	4,201	189
* Lumentum Holdings Inc.	1,386	125
* Charter Communications Inc. Class A	167	102
Lumen Technologies Inc.	8,237	101
* WideOpenWest Inc.	5,002	70
Comcast Corp . Class A	1,191	63
* Ciena Corp.	601	31
		1,097
Total Common Stocks (Cost $56,618)		72,866

Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund (Cost $352)	0.099%	3,521	352
Total Investments (100.2%) (Cost $56,970)			73,218
Other Asset and Liabilities-Net (-0.2%)			(145)
Net Assets (100%)			73,073
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $93,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the value of this security represented 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $94,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

Micro E-mini S&P 500 Index	March 2021	11	210	8

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 28, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.